                               MIMLIC CASH FUND, INC.
                         SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                   MARCH 31, 1998

                               MIMLIC CASH FUND, INC.
                        STATEMENT OF ASSETS AND LIABILITIES
                                   MARCH 31, 1998
                                    (UNAUDITED)


                                     ASSETS
                                     ------
Investments in securities, at value - see accompanying
  schedule for detailed listing (identified cost: $14,630,514) . . . . . . . . .       $  14,630,514
Cash in bank on demand deposit . . . . . . . . . . . . . . . . . . . . . . . . .              54,922
Receivable for Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . .              53,478
                                                                                       -------------

      Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,738,914
                                                                                       -------------


                                   LIABILITIES
                                   -----------

Payable to Adviser for custodian fees. . . . . . . . . . . . . . . . . . . . . .                 672
Payable for Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .              19,788
                                                                                       -------------

      Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,460
                                                                                       -------------

Net assets applicable to outstanding capital stock . . . . . . . . . . . . . . .       $  14,718,454
                                                                                       -------------
                                                                                       -------------


REPRESENTED BY:

    Capital stock - authorized 1 billion shares of $.01
      par value; outstanding, 14,718,454 shares. . . . . . . . . . . . . . . . .       $     147,185
    Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . .          14,571,269
                                                                                       -------------

      Total - representing net assets applicable to
        outstanding capital stock. . . . . . . . . . . . . . . . . . . . . . . .       $  14,718,454
                                                                                       -------------
                                                                                       -------------


Net asset value per share of outstanding capital stock.. . . . . . . . . . . . .       $        1.00
                                                                                       -------------
                                                                                       -------------




                 See accompanying notes to financial statements.

                              MIMLIC CASH FUND, INC.
                             STATEMENT OF OPERATIONS
                 PERIOD FROM OCTOBER 1, 1997 TO MARCH 31, 1998
                                   (UNAUDITED)

INVESTMENT INCOME:
  Interest.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     481,632
                                                                                       -------------


EXPENSES (NOTE 3):

  Custodian fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,436

  Less fees and expenses paid indirectly through expense offset arrangements . .                (614)
                                                                                       -------------

    Total net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,822
                                                                                       -------------

    Investment income - net. . . . . . . . . . . . . . . . . . . . . . . . . . .             477,810
                                                                                       -------------

Net increase in net assets resulting from operations.. . . . . . . . . . . . . .       $     477,810
                                                                                       -------------
                                                                                       -------------




                 See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
              PERIOD FROM OCTOBER 1, 1997 TO MARCH 31, 1998 AND
                       THE YEAR ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                                                            1998                1997
                                                                                       -------------       -------------
OPERATIONS:
  Investment income - net. . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     477,810       $     726,026
                                                                                       -------------       -------------

      Increase in net assets resulting from operations.. . . . . . . . . . . . .             477,810             726,026
                                                                                       -------------       -------------


Distributions to shareholders from net investment income . . . . . . . . . . . .            (477,810)           (726,026)
                                                                                       -------------       -------------


CAPITAL SHARE TRANSACTIONS, AT CONSTANT NET ASSET VALUE OF $1.00:
  Proceeds from sales. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          87,515,705         106,670,943
  Shares issued in reinvestment of net investment
    income distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             480,258             605,450
  Payments for redemption of shares. . . . . . . . . . . . . . . . . . . . . . .         (87,545,780)       (102,548,778)
                                                                                       -------------       -------------

      Increase in net assets from
        capital share transactions.. . . . . . . . . . . . . . . . . . . . . . .             450,183           4,727,615
                                                                                       -------------       -------------

      Total increase in net assets . . . . . . . . . . . . . . . . . . . . . . .             450,183           4,727,615

Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . .          14,268,271           9,540,656
                                                                                       -------------       -------------

Net assets at end of period. . . . . . . . . . . . . . . . . . . . . . . . . . .       $  14,718,454       $  14,268,271
                                                                                       -------------       -------------
                                                                                       -------------       -------------




                 See accompanying notes to financial statements.

                               MIMLIC CASH FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS
                                   MARCH 31, 1998
                                    (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     ------------------------------------------

     MIMLIC Cash Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Shares of the Fund are presently sold only to the advisory clients of Advantus Capital Management, Inc. (Advantus Capital or the Adviser), MIMLIC Asset Management Company (MIMLIC Management) and other affiliated investment advisers.

     The Fund's investment objective is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

     The significant accounting policies followed by the Fund are summarized as follows:

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     All securities are valued at the close of each business day. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00.

     Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of premium and discount computed on a level-yield basis, is accrued daily.

     FEDERAL TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31 in order to avoid federal excise tax.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes due to temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                                         2
                               MIMLIC CASH FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)
     --------------------------------------------------------

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and paid monthly. Such distributions are payable in cash or reinvested in additional shares of the Fund's capital stock.

(2)  INVESTMENT SECURITY TRANSACTIONS
     --------------------------------

     For the period ended March 31, 1998, purchases of securities and proceeds from sales aggregated $62,283,551 and $69,522,357 respectively.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS
     ---------------------------------------

     The Fund has an investment advisory agreement with Advantus Capital, a wholly-owned subsidiary of MIMLIC Management. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. Because shares of the Fund are purchased only with funds managed by Advantus Capital, MIMLIC Management and other affiliated investment advisers for advisory clients, the Fund does not pay an advisory fee to Advantus Capital.

     Advantus Capital pays all expenses of the Fund except custodian fees. Advantus Capital directly incurs and pays the Fund's custodian fees and the Fund in turn reimburses Advantus Capital.

     The Fund has a compensating balance arrangement with its custodian where custodian fees are reduced by interest credits earned on cash balances maintained with the custodian. The total amount of interest credits earned for the period ended March 31, 1998 was $614.

     The Minnesota Mutual Life Insurance Company (Minnesota Mutual), the parent of MIMLIC Management, acts as the Fund's transfer agent, dividend disbursing agent and redemption agent. Minnesota Mutual receives no fees from the Fund for these services.

     Minnesota Mutual and subsidiaries, as a whole, owned 2,470,504 shares or 16.8% of the Fund's outstanding shares as of March 31, 1998.

                                         3
                            MIMLIC CASH FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED


(4) Per share data for a share of capital stock outstanding during the period and selected information for each period is as follows:


                                                FOR THE                                                   FOR THE
                                              PERIOD FROM                                                PERIOD FROM
                                               OCTOBER 1,                                                 NOVEMBER 1,
                                                1997 TO                                                    1993 TO       YEAR ENDED
                                               MARCH 31,             YEAR ENDED SEPTEMBER 30,            SEPTEMBER 30,  OCTOBER 31,
                                                               -------------------------------------
                                                 1998           1997            1996          1995 (a)      1994 (b)         1993
                                               --------        -------        -------        --------      --------        -------
     Net asset value, beginning of period.      $1.0000        $1.0000        $1.0000        $1.0000        $1.0000        $1.0000
                                                -------        -------        -------        -------        -------        -------
     Income from investment operations:
        Net investment income . . . . . .        0.0320         0.0556         0.0547         0.0571         0.0342         0.0320
                                                -------        -------        -------        -------        -------        -------
          Total from investment operations.      0.0320         0.0556         0.0547         0.0571         0.0342         0.0320
                                                -------        -------        -------        -------        -------        -------
     Less distributions:
        Dividends from net investment income    (0.0320)       (0.0556)       (0.0547)       (0.0571)       (0.0342)       (0.0320)
                                                -------        -------        -------        -------        -------        -------
          Total distributions.. . . . . . .     (0.0320)       (0.0556)       (0.0547)       (0.0571)       (0.0342)       (0.0320)
                                                -------        -------        -------        -------        -------        -------
     Net asset value, end of period. . . .      $1.0000        $1.0000        $1.0000        $1.0000        $1.0000        $1.0000
                                                -------        -------        -------        -------        -------        -------
                                                -------        -------        -------        -------        -------        -------
     Total return (c). . . . . . . . . . .         3.2%           5.7%           5.6%           5.9%           3.5%           3.3%

     Net assets, end of period (in thousands)   $14,718        $14,194         $9,541        $10,922        $12,316        $16,927


     Ratio of expenses to average daily
        net assets. . . . . . . . . . . .        0.06% (d)(e)    0.07% (e)     0.09% (e)       0.10% (e)       0.08% (d)     0.07%

     Ratio of net investment income to
        average daily net assets. . . . . .      6.92% (d)        5.51%        5.52%           5.71%           3.68%(d)      3.20%


     ----------------------------------------
     (a) Effective March 1, 1995, the Fund entered into a new investment advisory agreement with Advantus Capital Management, Inc. Prior to March 1, 1995, the Fund had an investment advisory agreement with MIMLIC Asset Management Company.
     (b) During 1994, the Fund changed its fiscal year end from October 31 to September 30.
     (c) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. For periods less than one year, total return presented has not been annualized.
     (d)  Adjusted to an annual basis.
     (e) Effective fiscal year 1995, the ratio of expenses to average daily net assets is based on total expenses of the Fund before reduction of interest credits earned on cash balances.

                               ADVANTUS CASH FUND, INC.
                              INVESTMENTS IN SECURITIES
                                    MARCH 31, 1998
                                     (UNAUDITED)

        (Percentages of each investment category relate to total net assets.)


                                                                                                MARKET
              PRINCIPAL                                                                        VALUE (a)
              ---------                                                                      -----------
        COMMERCIAL PAPER (91.4%)
          BASIC MATERIALS (3.5%)
            Chemicals  (3.5%)
               525,000 Monsanto (c). . . . . . . . . . . . . . . .    5.59%       08/07/98   $  514,913
                                                                                             ----------
          COMMUNICATION SERVICES (10.8%)
            Telephone  (10.8%)
               380,000 AT&T Corporation. . . . . . . . . . . . . .    5.48%       04/01/98      380,000
               360,000 Bellsouth Telecommunications. . . . . . . .    5.55%       04/09/98      359,563
               350,000 Bellsouth Telecommunications. . . . . . . .    5.61%       05/20/98      347,384
               500,000 SBC Communications (c). . . . . . . . . . .    5.56%       05/21/98      496,220
                                                                                             ----------
                                                                                              1,583,167
                                                                                             ----------
          CONSUMER CYCLICAL (15.1%)
            Building Materials  (3.0%)
               445,000 E.I DuPont De Nemours & Company . . . . . .    5.54%       04/20/98      443,721
            Hardware and Tools  (3.5%)                                                       ----------
               520,000 The Stanley Works . . . . . . . . . . . . .    5.66%       07/07/98      512,292
            Publishing  (4.1%)                                                               ----------
               600,000 Tribune Company (c) . . . . . . . . . . . .    5.59%       05/08/98      596,618
            Service  (4.5%)                                                                  ----------
               665,000 PHH Corporation . . . . . . . . . . . . . .    5.65%       06/30/98      655,856
                                                                                             ----------
          CONSUMER STAPLES (10.1%)
            Beverage  (8.2%)
               600,000 Anheuser Busch. . . . . . . . . . . . . . .    5.56%       04/29/98      597,452
               500,000 Coca-Cola Company . . . . . . . . . . . . .    5.54%       05/13/98      496,834
               120,000 Coca-Cola Company . . . . . . . . . . . . .    5.56%       06/02/98      118,877
                                                                                             ----------
                                                                                              1,213,163
                                                                                             ----------
          Entertainment  (1.9%)
               280,000 Walt Disney . . . . . . . . . . . . . . . .    5.49%       05/05/98      278,575
                                                                                             ----------
          ENERGY (3.5%)
            Oil  (3.5%)
               300,000 Atlantic Richfield Company. . . . . . . . .    5.56%       05/08/98      298,319
               215,000 Atlantic Richfield Company. . . . . . . . .    5.58%       04/02/98      214,967
                                                                                             ----------
                                                                                                513,286
                                                                                             ----------
          FINANCIAL (19.1%)
            Auto Finance  (5.1%)
               370,000 Ford Motor Credit Company . . . . . . . . .    5.61%       04/09/98      369,546
               380,000 GMAC. . . . . . . . . . . . . . . . . . . .    5.60%       05/15/98      377,450
                                                                                             ----------
                                                                                                746,996
                                                                                             ----------
            Commercial Finance  (6.5%)
               455,000 Ciesco LP . . . . . . . . . . . . . . . . .    5.64%       04/27/98      453,178
               500,000 GE Capital Corporation. . . . . . . . . . .    5.59%       04/30/98      497,791
                                                                                             ----------
                                                                                                950,969
                                                                                             ----------
            Consumer Finance  (7.5%)
               525,000 American General Finance. . . . . . . . . .    5.58%       04/07/98      524,519
               585,000 Associates Corporation. . . . . . . . . . .    5.58%       04/28/98      582,594
                                                                                             ----------
                                                                                              1,107,113
                                                                                             ----------

                                           ADVANTUS CASH FUND, INC
                                   INVESTMENTS IN SECURITIES - CONTINUED

                                                                                               MARKET
            PRINCIPAL                                                                         VALUE (a)
            ---------                                                                        ------------
          HEALTH CARE (8.4%)
            Drugs (4.2%)
               630,000 Schering Corp . . . . . . . . . . . . . .      5.53%       05/19/98    $   625,452
            Health Care-Diversified  (4.2%)                                                  ------------
               630,000 American Home Products (c). . . . . . . .      5.63%       05/14/98        625,850
                                                                                             ------------
          UTILITIES (20.9%)
            Electric Companies  (20.9%)
               550,000 Baltimore Gas & Electric. . . . . . . . .      5.63%       04/20/98        548,392
               670,000 Carolina Power & Light. . . . . . . . . .      5.57%       05/05/98        666,539
               670,000 Emerson Electric Company. . . . . . . . .      5.55%       04/08/98        669,287
               700,000 Florida Power . . . . . . . . . . . . . .      5.61%       04/28/98        697,107
               500,000 Midamerican Energy. . . . . . . . . . . .      5.60%       04/13/98        499,080
                                                                                             ------------
                                                                                                3,080,405
                                                                                             ------------
                     Total commercial paper (cost: $13,448,376). . . . . . . . . . . . . . .  $13,448,376
                                                                                             ------------
          SHORT-TERM SECURITIES (8.0%)
               220,000 US Treasury Bill. . . . . . . . . . . . .      5.16%       06/25/98        217,390
               340,000 US Treasury Bill. . . . . . . . . . . . .      5.19%       04/23/98        338,940
               630,000 Federal Home Loan Mortgage Corporation. .      5.56%       05/15/98        625,808
                                                                                             ------------
                     Total short-term securities (cost: $1,182,138) . . . . . . . . . . . .     1,182,138
                                                                                             ------------
                     Total investments in securities (cost: $14,630,514) (b). . . . . . . .   $14,630,514
                                                                                             ------------
                                                                                             ------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at March 31, 1998.
(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Board of Directors.